Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust

(the “Trust”)

SPDR Wells Fargo Preferred Stock ETF

(the “Fund”)

Supplement dated March 16, 2020 to the Prospectus and Statement of Additional Information

dated October 31, 2019, as may supplemented from time to time

Effective immediately, the Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1.	The following is added after the last sentence in the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the Fund on page 188 of the Prospectus:

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2.	The “Non-Diversification Risk” discussion in the Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section on page 190 of the Prospectus is replaced with the following:
Non-Diversification Risk: To the extent the Fund becomes non-diversified, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).

SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust

(the “Trust”)

SPDR Wells Fargo Preferred Stock ETF

(the “Fund”)

Supplement dated March 16, 2020 to the Prospectus and Statement of Additional Information

dated October 31, 2019, as may supplemented from time to time

Effective immediately, the Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1.	The following is added after the last sentence in the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the Fund on page 188 of the Prospectus:

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2.	The “Non-Diversification Risk” discussion in the Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section on page 190 of the Prospectus is replaced with the following:
Non-Diversification Risk: To the extent the Fund becomes non-diversified, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities).